Accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Accounts receivable, gross	$ 175,462	$ 142,799
Less: allowance for expected credit loss of receivables	(21,023)	(20,938)	$ (20,093)
Accounts receivable, net	154,439	121,861
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(20,938)	(20,093)	(20,670)
Additions charged to general and administrative expenses, net	(1,137)	(3,427)	(82)
Write-off during the year	1,052	2,582	659
Balance at the end of the year	$ (21,023)	$ (20,938)	$ (20,093)